Combined Prospectus	Apr. 01, 2025 shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, each underlying the warrants (Primary Offering)
Amount of Securities Previously Registered	8,370,686
Form Type	S-1
File Number	333-278678
Initial Effective Date	Jun. 18, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) covers an undetermined number additional securities of Trump Media & Technology Group Corp. (the “Company” or “TMTG”) that may become issuable to prevent dilution from share splits, share dividends or similar transactions.

(2)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-278678), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 15, 2024 and declared effective by the SEC on June 18, 2024, and amended by Post-Effective Amendment No. 1, which was declared effective on February 18, 2025 (“Prior Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(3)
Consists of an aggregate of 8,370,686 shares of common stock, par value $0.0001 per share (the “Common Stock”), that are issuable upon the exercise of Public Warrants originally issued in the initial public offering of Digital World Acquisition Corp. (“Digital World”).

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Secondary Offering)
Amount of Securities Previously Registered	115,487,206
Form Type	S-1
File Number	333-278678
Initial Effective Date	Jun. 18, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) covers an undetermined number additional securities of Trump Media & Technology Group Corp. (the “Company” or “TMTG”) that may become issuable to prevent dilution from share splits, share dividends or similar transactions.

(2)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-278678), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 15, 2024 and declared effective by the SEC on June 18, 2024, and amended by Post-Effective Amendment No. 1, which was declared effective on February 18, 2025 (“Prior Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(4)
Represents the resale of the selling securityholders named in the Registration Statement (including their permitted transferees, donees, pledgees and other successors in-interest) of up to an aggregate of 115,487,206 shares of Common Stock, consisting of: (i) 30,147 shares of Common Stock originally issued to ARC Global Investments II, LLC (“ARC”) in a private placement in connection with the initial public offering of Digital World at a price of $10.00 per unit, each unit consisting of one share of Common Stock and half a warrant exercisable at $11.50 per share of Common Stock (the “Digital World Convertible Units”); (ii) up to 627,521 shares of Common Stock that remain unsold from shares of Common Stock that were previously registered for resale by the Company on Prior Registration Statement I, which originally consisted of: (a) up to 14,316,050 shares of Common Stock originally issued as Founder Shares to ARC in connection with the initial public offering of Digital World at a price of $0.0017 per share, consisting of: (x) 10,980,000 shares of Common Stock held by ARC; (y) 95,000 shares of Common Stock transferred to certain selling securityholders by ARC for no consideration, and (z) 3,241,050 shares of Common Stock transferred to certain selling securityholders by ARC for an approximate price of $0.0029 per share; (b) 744,020 shares of Common Stock originally issued to holders of Digital World Convertible Notes, consisting of (x) 625,270 shares of Common Stock issued to certain selling securityholders upon the conversion of the Digital World Convertible Notes into Digital World Convertible Units, each at a price of $10.00 and (y) 118,750 shares of Common Stock issued to certain selling securityholders upon the conversion of the Digital World Convertible Notes into Digital World Convertible Units, each at a price of $8.00; (c) 965,125 shares of Common Stock originally issued upon the conversion of promissory notes issued pursuant to the Convertible Note Compensation Plan, which shares of Common Stock were issued to the applicable Selling Securityholders without the payment of additional consideration; (d) 690,000 shares of Common Stock originally issued to TMTG director and officers as compensation immediately prior to the consummation of the Business Combination, without the payment of additional consideration; (e) 6,250,000 shares of Common Stock originally issuable upon the conversion of Digital World Alternative Financing Notes into Digital World Convertible Units at a conversion price of $8.00 per share; (iii) 114,750,000 shares of Common Stock held by Donald J. Trump Revocable Trust dated April 7, 2014, consisting of: (a) 78,750,000 shares of Common Stock received by President Donald J. Trump upon the consummation of the Business Combination in exchange of Private TMTG shares held by President Donald J. Trump; and (b) 36,000,000 Earnout Shares earned by and issued to President Donald J. Trump on April 26, 2024, based on the performance of our shares of Common Stock and for no additional consideration and (iv) up to 79,538 shares of Common Stock issuable upon exercise of Placement Warrants (defined below) and Post IPO Warrants (defined below) that remain unsold or unexercised from the 7,116,251 shares of Common Stock that were previously registered for resale by the Company on Prior Registration Statement I that were issuable upon exercise of the Placement Warrants and Post IPO Warrants at a price of $11.50 per share, which consisted of: (a) 566,742 shares of Common Stock that are issuable upon the exercise of warrants originally issued to ARC in a private placement in connection with the initial public offering of Digital World (the “Placement Warrants”), (b) up to 369,509 shares of Common Stock that are issuable upon the exercise of warrants originally issued in connection with the conversion of Digital World Convertible Notes, immediately prior to the consummation of the Business Combination (the “Convertible Note Post IPO Warrants”), (c) up to 3,055,000 shares of Common Stock that are issuable upon the exercise of warrants originally issued in connection with Digital World Alternative Warrants and (d) up to 3,125,000 shares of Common Stock that are issuable upon the exercise of warrants to be issued in connection with the conversion of Digital World Alternative Financing Notes (the “Alternative Financing Notes Post IPO Warrants” and, together with the Convertible Note Post IPO Warrants and the Digital World Alternative Warrants, the “Post IPO Warrants”).

Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock, par value $0.0001 per share (Secondary Offering)
Amount of Securities Previously Registered	79,538
Form Type	S-1
File Number	333-278678
Initial Effective Date	Jun. 18, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) covers an undetermined number additional securities of Trump Media & Technology Group Corp. (the “Company” or “TMTG”) that may become issuable to prevent dilution from share splits, share dividends or similar transactions.

(2)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-278678), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 15, 2024 and declared effective by the SEC on June 18, 2024, and amended by Post-Effective Amendment No. 1, which was declared effective on February 18, 2025 (“Prior Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(5)	Consists of an aggregate of 79,538 Placement Warrants exercisable at $11.50 per share of Common Stock.

Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Secondary Offering)
Amount of Securities Previously Registered	17,314,015
Form Type	S-1
File Number	333-280691
Initial Effective Date	Jul. 15, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) covers an undetermined number additional securities of Trump Media & Technology Group Corp. (the “Company” or “TMTG”) that may become issuable to prevent dilution from share splits, share dividends or similar transactions.

(6)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-280691), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 3, 2024 and declared effective by the SEC on July 15, 2024, and amended by Post-Effective Amendment No. 1, which was declared effective on February 18, 2025 (“Prior Registration Statement II”), because such shares are being transferred from Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(7)
Represents the resale of the selling securityholders named in the Registration Statement of 17,314,015 shares of Common Stock by YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”) issuable under the standby equity purchase agreement, dated July 3, 2024, by and between the Company and Yorkville.

Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Secondary Offering)
Amount of Securities Previously Registered	1,277,377
Form Type	S-1
File Number	333-281761
Initial Effective Date	Sep. 05, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) covers an undetermined number additional securities of Trump Media & Technology Group Corp. (the “Company” or “TMTG”) that may become issuable to prevent dilution from share splits, share dividends or similar transactions.

(8)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-281761), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 23, 2024 and declared effective by the SEC on September 5, 2024, and amended by Post-Effective Amendment No. 1, which was declared effective on February 18, 2025 (“Prior Registration Statement III”), because such shares are being transferred from Registration Statement III to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement III, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(9)
Represents the resale of the selling securityholders named in the Registration Statement of an aggregate of 1,277,377 shares of Common Stock, consisting of (i) 2,002 shares of Common Stock issued on August 23, 2024 pursuant to the terms of certain investor relations consulting agreement, dated as of October 23, 2021, by and be-tween the Company and MZHCI, LLC DBA MZ Group and (ii) up to 1,275,375 shares of Common Stock issued on August 9, 2024 or earned upon achievement of certain contractual milestones pursuant to that certain asset purchase agreement, dated as of July 3, 2024, by and among the Company, WorldConnect Technologies, L.L.C., WorldConnect IPTV Solutions, LLC, and JedTec, L.L.C.